Nature of expenses - Research and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Contract research organizations (CROs) and other third party clinical trial expenses	$ 27,923	$ 21,634
Drug supply and distribution	4,893	7,124
Salaries, incentive pay and employee benefits	4,260	3,065
Stock compensation expense	2,697	993
Travel, insurance, patent annuity fees, legal fees and other	1,609	1,114
Research and development expense	$ 41,382	$ 33,930